Label	Element	Value
IQ MacKay Shields Municipal Intermediate ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ MacKay Shields Municipal Intermediate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IQ MacKay Shields Municipal Intermediate ETF (the “Fund”) seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not yet commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, investors should not expect the Fund’s returns to track the returns of any market for any period of time.

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund typically invests at least 80% of its net assets in Municipal Bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund generally will maintain a dollar-weighted average duration of 3 to 10 years.

Municipal Bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax.

The Fund may invest more than 25% of its total assets in Municipal Bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. However, the Fund’s investments will be diversified among a minimum of ten different sectors of the Municipal Bond market. The Fund’s investments will be diversified among at least 15 different states, with no more than 30% of the Fund’s securities invested in municipal securities from a single state. Some of the Fund’s earnings may be subject to federal tax and most may be subject to state and local taxes.

The Subadvisor’s investment process begins with an assessment macro factors that may impact the Municipal Bond market, including tax rates, U.S. Treasury rates, and global economic data, as well as other regulatory, tax, governmental, and technical factors that may impact the Municipal Bond market. Following the assessment of these factors, the Subadvisor develops an investment strategy to position the Fund among various sectors of the Municipal Bond market and different states. The Subadvisor then employs a fundamental, “bottom-up” credit research analysis to select individual Municipal Bonds.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund typically invests at least 80% of its net assets in Municipal Bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund generally will maintain a dollar-weighted average duration of 3 to 10 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Fund.”

Asset Class Risk

Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Call Risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration Risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, region, market, industry, group of industries, project types, group of project types, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Derivatives Risk

Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Extension Risk

During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Income Risk

The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk

An increase in interest rates may cause the value of securities held by the Fund to decline. Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Fund might wish to sell.

Issuer Risk

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings. The market for municipal bond may be less liquid than for taxable bonds.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed income securities markets generally or particular industries represented in the securities markets.

Municipal Bond Concentration Risk

From time to time the Fund may invest a substantial amount of its assets in Municipal Bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in Municipal Bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Municipal Bond Risk

Municipal Bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

•	General Obligation Bonds Risk — timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•	Revenue Bonds (including Industrial Development Bonds) Risk — timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•	Private Activity Bonds Risk — municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

•	Moral Obligation Bonds Risk — moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•	Municipal Notes Risk — municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel for the issuer at the time of issuance, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

•	Municipal Lease Obligations Risk — in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of Municipal Bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.

Portfolio Management Risk

The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Fixed income securities most frequently trade in institutional round lot size transactions. Until the Fund grows significantly in size, the Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Selection Risk

The investments selected by the Fund’s Subadvisor may underperform the market or other investments.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

U.S. Tax Treatment Risk

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report is performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report is performance information.
IQ MacKay Shields Municipal Intermediate ETF | IQ MacKay Shields Municipal Intermediate ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 155

[1]	The Fund has not commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	IndexIQ Advisors LLC (the "Advisor") has contractually agreed, until August 31, 2018, to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.30% of the average daily net assets of the Fund.